RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 18. RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Related party balances as of June 30, 2016 consisted of:

	June 30, 2016	June 30, 2015

Due to related party
Bluesky LLC	$464,000	-
	$464,000	-

Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s Co-Chief Executive Officer.

Related party transactions

Related party transactions for the years ended June 30, 2016 and 2015 consisted of:

	For the years ended
	June 30, 2016	June 30, 2015
Amount lent to owners
Dongsheng International Investment Group Co., Ltd	$-	$13,148,677
Dongsheng international investment Ltd (HK)	-	8,419,721
	$-	$21,568,398

Amount repaid from owners
Dongsheng International Investment Group Co., Ltd	$-	$30,474,032
Dongsheng international investment Ltd (HK)	-	10,628,558
Wang Hong	-	6,517,312
	$-	$47,619,902

Amount repaid to owners
Wang Hong	$-	$244,399
Tian Wenjun	-	175,917
	$-	$420,316

Amount borrowed from owners
Wang Hong	$-	$16,293
Tian Wenjun	-	24,440
	$-	$40,733

Share repurchase
Bluesky LLC	17,464,000	-
	$17,464,000	$-

Convertible debt
Bluesky LLC	8,500,000	-
	$8,500,000	$-

The loans from owners and to owners were all interest free and due on demand. Due from owners were fully repaid before December 31, 2014 and no balance as of June 30, 2015.

On December 28, 2015, the Company issued an $8,500,000 promissory note (the “Note”) to Bluesky LLC, an entity controlled by Jianming Hao, the Company’s Chairman and Co-Chief Executive Officer. The notes bear interest at 4% per year and mature on December 28, 2016. The note was repaid in advance on April 28, 2016. The Notes are convertible into the Company’s ordinary shares at a price of $12.00 per share. Martel Capital, LLC is the placement agent for the offering and will receive a commission equal to 1% of the gross proceeds of the offering.

On June 30, 2016, the Company repurchased1, 480,000 ordinary shares from Bluesky LLC at a price of 11.8 per share. On June 28, 2016, the Company paid $17,000,000 to Bluesky LLC, $464,000 will be paid before June 30, 2017.